PROSKAUER ROSE LLP

ELEVEN TIMES SQUARE

NEW YORK, NEW YORK 10036

September 15, 2017

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Frank Buda

Re:	Advantage Funds, Inc. (Registration Nos: 33-51061 and 811-07123)

Ladies and Gentlemen:

On behalf of the above referenced registrant (the "Registrant"), transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 142 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to register a new series of the Registrant: Dreyfus Global Multi-Asset Income Fund (the "Fund").

To pursue its investment goal, the Fund uses an actively-managed global multi-asset strategy that focuses on income generation. The Fund's sub-adviser allocates the Fund's investments among equity and equity-related securities, debt and debt-related securities, and, generally to a lesser extent, real estate, commodities and infrastructure in developed and emerging markets. The Fund will seek to gain exposure to various asset classes principally through direct investments in securities, but the Fund also may use derivative instruments and investments in other investment companies, including exchange-traded funds, and real estate investment trusts for such exposure.

The Amendment includes a Prospectus for the Fund's Class A, C, I and Y shares. The Statement of Additional Information ("SAI") included in the Amendment is marked to reflect changes from the SAI for the Registrant filed pursuant to Rule 497 under the Securities Act on September 11, 2017.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including Articles Supplementary, revised management and distribution agreements, a revised sub-investment advisory agreement between The Dreyfus Corporation and Newton Investment Management (North America) Limited, revised shareholder services, Rule 12b-1 and Rule 18f-3 plans and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.

Please telephone the undersigned at 212.969.3376 if you have any questions.

Very truly yours,

/s/ Max Vogel
Max Vogel

cc:	David Stephens